Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
ETF | Vanguard Pacific Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard FTSE Pacific ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell ETF Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific All Cap Index. The FTSE Developed Asia Pacific All Cap Index is a market-capitalization weighted index that is made up of approximately 2,373 common stocks of large-, mid-, and small-cap companies located in Japan, Korea, Australia, Hong Kong, Singapore, and New Zealand.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:• Stock market risk , which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.• Country/regional risk , which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. The Index’s, and therefore the Fund’s, heavy exposure to Japan, Australia, and Korea subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.• Currency risk , which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.Because ETF Shares are traded on an exchange, they are subject to additional risks:• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Pacific Stock Index reflects the performance of the MSCI Pacific Index through March 26, 2013; the FTSE Developed Asia Pacific Index through September 30, 2015; and the FTSE Developed Asia Pacific All Cap Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Pacific Stock Index Fund ETF Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
ETF | Vanguard Pacific Stock Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103
2011	rr_AnnualReturn2011	(13.89%)
2012	rr_AnnualReturn2012	15.60%
2013	rr_AnnualReturn2013	17.55%
2014	rr_AnnualReturn2014	(4.58%)
2015	rr_AnnualReturn2015	2.43%
2016	rr_AnnualReturn2016	5.31%
2017	rr_AnnualReturn2017	28.60%
2018	rr_AnnualReturn2018	(13.85%)
2019	rr_AnnualReturn2019	17.61%
2020	rr_AnnualReturn2020	16.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
Transaction Fee on Purchases and Sales	intnatleqidx_TransactionFeeOnPurchasesandSales	none
Transaction Fee on Reinvested Dividends	intnatleqidx_TransactionFeeOnReinvestedDividends	none
Transaction Fee on Conversion to ETF Shares	intnatleqidx_TransactionFeeOnConversionToETFShares	none
ETF | Vanguard Pacific Stock Index Fund | Based on NAV | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	6.23%
ETF | Vanguard Pacific Stock Index Fund | Return After Taxes on Distributions | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	5.55%
ETF | Vanguard Pacific Stock Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.21%
5 Years	rr_AverageAnnualReturnYear05	7.68%
10 Years	rr_AverageAnnualReturnYear10	4.84%
ETF | Vanguard Pacific Stock Index Fund | Based on Market Price | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.67%
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	6.24%
ETF | Vanguard Pacific Stock Index Fund | FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	9.62%
10 Years	rr_AverageAnnualReturnYear10	6.15%
ETF | Vanguard Pacific Stock Index Fund | FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	6.32%
ETF | Vanguard Pacific Stock Index Fund | Spliced Pacific Stock Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	9.62%
10 Years	rr_AverageAnnualReturnYear10	6.24%
ETF | Vanguard Pacific Stock Index Fund | FTSE Developed Asia Pacific All Cap Fair Market Value Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
5 Years	rr_AverageAnnualReturnYear05	9.86%
10 Years	rr_AverageAnnualReturnYear10
ETF | Vanguard Pacific Stock Index Fund | FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	5.22%